CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalents Items [Line Items]
Continuous unrealized losses for 12 months or greater	$ 0	$ 0
Prepaid expenses and other current assets
Restricted Cash and Cash Equivalents Items [Line Items]
Interest receivable	$ 4,980	$ 2,675